Inventories - Disclosure of Inventories (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished goods	€ 182	€ 164
Work in progress	388	332
Raw materials	137	111
Stores and supplies	66	64
Adjustments	(28)	(28)
Total inventories	€ 745	€ 643